Restatement of Previously Issued Financial Statements	12 Months Ended
Jul. 31, 2012
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
3.	RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company has restated its financial statements as of July 31, 2012 to correct its accounting for an adjustment related to its outstanding warrants. The Company’s original accounting treatment did not recognize a derivative liability and did not recognize any changes in the fair value of that derivative liability in its statements of operations. In October 2013, the Company concluded it should correct its accounting related to the Company’s outstanding warrants. The Company had initially accounted for the warrants as a component of equity but upon further evaluation of the terms of the warrants, concluded that the warrants should be accounted for as a derivative liability. The warrants issued contain a cash settlement provision, as provided in the Warrant Agreement, in the event of a Fundamental Transaction, after the Business Combination (see Note 8), which requires liability treatment in accordance with ASC 815-40-55-2.  As a result of this provision, the Company has restated the financial statements for the prior period to reflect the Company’s warrants as a derivative liability with changes in the fair value recorded in the current period earnings.

The following tables summarize the adjustments made to the previously reported balance sheet, statement of operations and statement of cash flows:

July 31, 2012

Selected balance sheet information

	As Previously Reported	Effect of Restatement	As Restated

Warrant liability	$-	$1,453,333	$1,453,333
Total liabilities	855,891	1,453,333	2,309,224

Ordinary shares, subject to possible redemption	34,834,221	(1,453,333)	33,380,888

Ordinary shares	2,731,179	2,268,831	5,000,010
Additional paid-in capital	2,450,000	(2,450,000)	-
Deficit accumulated during the development stage	(181,169)	181,169	-
Total shareholders' equity	5,000,010	-	5,000,010

Total liabilities and shareholders' equity	$40,690,122	$-	$40,690,122

For the Period from August 9, 2011 (date of incorporation) to July 31, 2012

Selected statement of operations information

	As Previously Reported	Effect of Restatement	As Restated

Other income / (expense):
Change in fair value of warrant liability	$-	$3,996,667	$3,996,667

Net income / (loss) attributable to ordinary shares not subject to possible redemption	$(181,169)	$3,996,667	$3,815,498

Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption - basic and diluted	1,531,934	99,350	1,631,284

Net income / (loss) per ordinary share, excluding shares subject to possible redemption - basic and diluted	$(0.12)	$2.46	$2.34

Selected cash flow information

	As Previously Reported	Effect of Restatement	As Restated
Operating activities:
Net income / (loss)	$(181,169)	$3,996,667	$3,815,498
Gain on change in fair value of warrant liability	$-	$(3,996,667)	$(3,996,667)

Supplemental disclosure of non-cash financing activities:
Adjustment for warrant liability in connection with the Public Offering	$-	$5,450,000	$5,450,000